Year 2000

         The services provided to the Trust by the Owner Trustee, the Bond Trustee and the Servicer, as well as the ability of the colleges and universities to repay their loans owned by the Trust, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated.

         The failure of any computer system used by key service providers to the Trust to properly distinguish the Year 2000 could impact the ability of the Trust to receive and process loan payments, receive or remit funds or invest its funds, among other services which it obtains from its service providers. The failure of any computer system used by significant borrowers could impact their ability to make loans payments in accordance with the terms of their loan documents. The Trust cannot control the Year 2000 compliance programs of its key service providers or significant borrowers.

         The Trust will evaluate the reports received periodically from its key service providers to monitor their progress toward Year 2000 compliance. In the event the Trust receives information that indicates there is a material potential for not receiving compliant services from these providers, the Trust intends to develop appropriate contingency plans. At this time there can be no assurance that there will be no adverse impact on the Trust. The obligation to make any necessary adaptations to their computer systems to prepare for the Year 2000 is the responsibility of the service provider that maintains the system. The Trust does not expect to incur any material expense in that regard.

         The Trust will evaluate the reports received periodically from the various significant borrowers. The Trust has received no information from any significant borrowers of any prospective inability to make the loan payments due the Trust on account of Year 2000 compliance issues. The Trust can give no assurances that the ability of the colleges and universities to repay the loans owned by the Trust will not be affected by Year 2000 issues. In the event loan payments are not received in a timely manner, payment to certificateholders and/or bondholders may be impaired.

                                                          College and University

                                                         Facility Loan Trust One


                                     -------------------------------------------

                                            Compiled Financial Statements
                                            Six Months Ended May 31, 1999

Accountants' Compilation Report



To the Owner Trustee of
College and University Facility
Loan Trust One:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 1999, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 29, 1999, expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.




                                                          /s/ BDO Seidman, LLP



July 26, 1999

                                                          College and University
                                                         Facility Loan Trust One

                                                                   Balance Sheet




---------------------------------------------------------------------------------------------------------------------------

May 31,                                                                                                           1999
---------------------------------------------------------------------------------------------------------------------------
Assets

Investments, at amortized cost, net of allowance for possible loan losses
  of $1,125,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                                      $ 71,534,313
Cash                                                                                                            47,267
Prepaid expenses                                                                                                11,353
Interest receivable                                                                                            950,071
Deferred bond issuance costs (Note 2)                                                                          744,837
---------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                                             73,287,841
---------------------------------------------------------------------------------------------------------------------------

Liabilities

Bonds payable (Notes 3 and 8)                                                                               57,666,859
Interest payable (Note 3)                                                                                    3,006,770
Accrued expenses and other liabilities                                                                         161,059
Dividend payable (Note 5)                                                                                      114,391
Payable for redemption of Class A Preferred Certificates (Note 5)                                              482,142
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                        61,431,221
---------------------------------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized and outstanding -
  1,244,520 certificates (preference as to annual dividends of 13.25%,
  mandatory redemption and liquidation at par value) (Note 5)                                                1,244,520
---------------------------------------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                                                          1,001,643
Accumulated deficit (Note 2)                                                                                  (126,283)
Paid-in capital (Note 2)                                                                                     9,736,740
---------------------------------------------------------------------------------------------------------------------------

   Total net assets applicable to Class B certificateholders                                                10,612,100
---------------------------------------------------------------------------------------------------------------------------

   Total net assets                                                                                       $ 11,856,620
===========================================================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                                                        $      10.59
===========================================================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One


                                                         Statement of Operations


--------------------------------------------------------------------------------------------------------------------------

Six months ended May 31,                                                                                          1999
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest income (Note 2)                                                                               $  3,801,585
---------------------------------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                                                          3,068,108
   Servicer fees (Note 4)                                                                                       12,737
   Trustee fees (Note 4)                                                                                        21,168
   Other trust and bond administration expenses                                                                139,605
---------------------------------------------------------------------------------------------------------------------------

     Total expenses                                                                                          3,241,618
---------------------------------------------------------------------------------------------------------------------------

     Net investment income                                                                                     559,967

Provision for loan losses (Notes 2 and 6)                                                                            -
---------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets resulting from operations                                                      559,967

Dividends to Class A Preferred Certificateholders                                                             (114,391)
---------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                       $    445,576
===========================================================================================================================


                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Cash Flows


---------------------------------------------------------------------------------------------------------------------------

Six months ended May 31,                                                                                          1999
---------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Interest received                                                                                      $  1,900,713
   Interest paid                                                                                            (3,194,143)
   Operating expenses paid                                                                                    (181,202)
---------------------------------------------------------------------------------------------------------------------------

       Net cash used for operating activities                                                               (1,474,632)
---------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements                                                    1,144,094
   Principal payments on Loans                                                                               4,923,050
---------------------------------------------------------------------------------------------------------------------------

       Net cash provided by investing activities                                                             6,067,144
---------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                                            (3,673,995)
   Redemption of Class A Preferred Certificates                                                               (784,860)
   Dividends to Class A Preferred Certificates                                                                (166,388)
---------------------------------------------------------------------------------------------------------------------------

       Net cash used for financing activities                                                               (4,625,243)
---------------------------------------------------------------------------------------------------------------------------

Net decrease in cash                                                                                           (32,731)

Cash, beginning of period                                                                                       79,998
---------------------------------------------------------------------------------------------------------------------------

Cash, end of period                                                                                       $     47,267
===========================================================================================================================

Reconciliation of net decrease in net assets resulting from operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                                                   $    559,967
   Decrease in interest receivable                                                                              62,211
   Increase in prepaid expenses                                                                                (11,353)
   Increase in accrued expenses and other liabilities                                                            3,657
   Decrease in Bond interest payable                                                                          (187,373)
   Amortization of deferred Bond issuance costs                                                                 61,338
   Amortization of purchase discount on Loans                                                               (1,963,079)
---------------------------------------------------------------------------------------------------------------------------

       Net cash used for operating activities                                                             $ (1,474,632)
===========================================================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                             Statements of Changes in Net Assets
                                                                     (Note 2(f))

--------------------------------------------------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                      Ended               Year Ended
                                                                                     May 31,             November 30,
                                                                                      1999                   1998
---------------------------------------------------------------------------------------------------------------------------
From operations:
   Net investment income                                                        $      559,967           $   1,152,132
   Provision for loan losses                                                                 -                (200,000)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred certificateholders ($.1325 per certificate annually):
     From net investment income                                                       (114,391)                (42,568)
     As tax return of capital                                                                -                (296,137)
---------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                    445,576                 613,427
---------------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates (482,142 and
     1,236,516 certificates in 1999 and 1998, respectively)                           (482,142)             (1,236,516)
---------------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from capital certificate
       transactions                                                                   (482,142)             (1,236,516)
---------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                             (36,566)               (623,089)

Net assets:
   Beginning of period                                                              11,893,186              12,516,275
---------------------------------------------------------------------------------------------------------------------------

   End of period                                                                $   11,856,620           $  11,893,186
===========================================================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                Throughout the Periods Indicated
                                                                 (Notes 1 and 5)


---------------------------------------------------------------------------------------------------------------------------


                                       For the Six
                                      Months Ended                                Years Ended November 30,
                                         May 31,            --------------------------------------------------------------------
                                          1999                 1998         1997          1996           1995         1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.15           $ 9.54        $9.08          $7.27          $6.61        $4.41
-------------------------------------------------------------------------------------------------------------------------------

Net investment income                          .56             1.15         1.20           2.69           1.77         3.04

Provision for loan losses                        -             (.20)        (.20)          (.20)          (.40)        (.12)

Dividends to Class A Preferred
  Certificateholders:
   From net investment income                (.12)             (.04)        (.15)          (.17)          (.64)        (.42)
   As tax return of capital                      -             (.30)        (.39)          (.51)          (.07)        (.30)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $10.59           $10.15        $9.54          $9.08          $7.27        $6.61
===============================================================================================================================

Total investment return (a)                    N/A              N/A          N/A            N/A            N/A          N/A

Net assets applicable to
  Class A Preferred Certificates,
  end of period                        $ 1,244,520      $ 1,726,662   $2,963,176     $4,267,199     $5,376,365   $5,233,897

Net assets applicable to
  Class B Certificates,
  end of period                        $10,612,100      $10,166,524   $9,553,099     $9,099,485     $7,281,153   $6,620,384
===============================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to
     average net assets applicable to
     Class B Certificates                    62.40%(b)(c)     71.95%(b)    83.43%(b)     103.94%(b)     133.48%(b)   180.25%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B Certificates                 10.78%(c)        11.69%       12.83%         32.93%         25.57%       55.24%

   Number of Class B Certificates
     outstanding, end of period          1,001,643        1,001,643    1,001,643      1,001,643      1,001,643    1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.34%(c), 2.73%, 2.40%, 4.48%, 5.42% and 5.98% in 1999, 1998, 1997, 1996, 1995 and 1994,
     respectively.

(c)  Annualized.

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

1.     Organization     College and University Facility Loan Trust One (the
       and Business     Trust) was formed on September 17, 1987 as a business
                        trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street
                        Bank and Trust Company, formerly the Bank of Boston,
                        (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                        The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                        (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.




                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


1.   Organization       All payments on the Loans and earnings under the
     and Business       investment agreements and any required transfers from
     (Continued)        the Expense, Reserve and Liquidity Funds are deposited
                        to the credit of the Revenue Fund held by the Bond
                        Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                        On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2.    Summary of        (a)  College and University Facility Loans
      Significant
      Accounting        The Loans were purchased and recorded at a discount
      Policies          below par. Pursuant to a "no-action letter" that the
                        Trust received from the Securities and Exchange
                        Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1999 was approximately $33,310,000.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


2.    Summary of        (a) College and University Facility Loans (Continued)
      Significant
      Accounting        The Trust's policy is to discontinue the accrual of
      Policies          interest on Loans for which payment of principal or
      (Continued)       interest is 180 days or more past due or for other such
                        Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 1999, one Loan had been placed on nonaccrual status, as discussed in Note 6.

                        (b) Other Investments

                        Other investments, which are included in Investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                        (c) Federal Income Taxes

                        It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                        For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



2.    Summary of        (d) Deferred Bond Issuance Costs
      Significant
      Accounting        Deferred Bond issuance costs are being amortized using
      Policies          the effective interest-rate method, assuming that all
      (Continued)       mandatory semiannual payments will be made on the term
                        bonds as discussed in Note 3.

                        (e) Accounting for Impairment of a Loan and Allowance
                            for Loan Losses

                        The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                        Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                        The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.




                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------




2.    Summary of        (e)  Accounting for Impairment of a Loan and
      Significant            Allowance for Loan Losses (Continued)
      Accounting
      Policies          The factors discussed above are inherently difficult to
      (Continued)       predict. Accordingly, the final outcome of these
                        estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                        (f)  Presentation of Capital Distributions

                        Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                        All tax earnings and profits have been distributed, therefore all accumulated undistributed net investment income has been reclassified as paid-in capital as of November 30, 1998. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                        The trust expects to have a tax return of capital for the fiscal year ending November 30, 1999; however, the amount cannot be reasonably estimated at May 31, 1999. Therefore, the current period net increase in net assets of $445,576 has been offset against the accumulated deficit.

                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



2.    Summary of        (g) Use of Estimates
      Significant
      Accounting        The preparation of financial statements in conformity
      Policies          with generally accepted accounting principles requires
      (Continued)       management to make estimates and assumptions that affect
                        the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Bonds              The Bonds outstanding at May 31, 1999 consist of the
                        following:

                                                                              Principal
                                        Interest          Stated               Amount
                         Type             Rate            Maturity             (000s)
                         -----------------------------------------------------------------
                         Term             10.20%       June 1, 2002            $  20,090
                         Term             10.55        December 1, 2014           37,577
                         -----------------------------------------------------------------
                                                                               $  57,667
                         -----------------------------------------------------------------

                        The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                        Interest on the Bonds is payable semiannually. On June 1, 1999, the Trust made the mandatory redemption of $3,155,354 on the Bonds maturing on June 1, 2002.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



3.  Bonds               The aggregate scheduled maturities of the Bonds,
    (Continued)         including the scheduled mandatory redemptions at May 31,
                        1999, are as follows:

                                                              Amount
                         Fiscal Year                          (000s)
                         -------------------------------------------
                         1999                                $ 3,155
                         2000                                  6,168
                         2001                                  5,570
                         2002                                  5,197
                         2003                                  4,447
                         Thereafter                           33,130
                         -------------------------------------------
                         Total                               $57,667
                         -------------------------------------------

                        The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                        In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                        As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 1999 Bond Payment were sufficient to satisfy the maximum funding requirement of $7,442,452.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



4.  Administrative      (a)  Servicer
    Agreements
                        As compensation for the services provided under the servicing agreement, the GMAC Commercial Mortgage
                        Corporation (GMAC) receives a collection fee. This fee is earned on each date of payment for each Loan and is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 1999, this fee totaled $12,737.

                        (b)  Trustees

                        As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                        o   The Owner Trustee, in its capacities as
                            manager of the Trust and as Owner Trustee, received fees of $5,975 and $5,376, respectively, for the six months ended May 31, 1999. In addition, the Owner Trustee was reimbursed $1,000 for out-of-pocket expenses.

                        o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1999, the fees amounted to $7,591. In addition, the Bond Trustee was reimbursed $1,226 for out-of-pocket expenses.


                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



5.     Certificates     The certificates comprise two classes, namely 13.25%
                        Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class
                        A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                        Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                        On June 1, 1999, the Trust paid $596,533 to the holders of Class A Preferred certificates, of which $114,391 was for payment of dividends and $482,142 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                        The certificateholders shall each be entitled to one vote per certificate.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



6.  Allowance for     An analysis of the allowance for loan losses for the six
    Loan Losses       months ended May 31, 1999 is summarized as follows:

                       Balance, beginning of period                $1,125,000
                       Provision                                            -
                       Charge-offs                                          -
                       --------------------------------------------------------
                       Balance, end of period                      $1,125,000
                       --------------------------------------------------------

                        At May 31, 1999, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $850,000 with a related allowance for loan losses of $593,000.

                        The average recorded investment in impaired loans during the six months ended May 31, 1999 was approximately $950,000. For the six months ended May 31, 1999, no interest income was recognized on impaired loans.

                        The amortized cost of the loans placed on nonaccrual status is approximately $850,000 at May 31, 1999. See
                        Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.


                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



7.  Loans               Scheduled principal and interest payments on the Loans
                        as of May 31, 1999, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                            Principal         Interest
                                            Payments          Payments               Total
                        Fiscal year          (000s)            (000s)               (000s)
                        ----------------------------------------------------------------------
                        1999                 $  5,091         $   1,367        $     6,458
                        2000                    8,671             2,479             11,150
                        2001                    8,131             2,200             10,331
                        2002                    7,333             1,940              9,273
                        2003                    6,539             1,713              8,252
                        Thereafter             50,257             9,481             59,738
                        ----------------------------------------------------------------------
                        Total                $ 86,022         $  19,180        $   105,202
                        ----------------------------------------------------------------------

                        Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                        As of May 31, 1999, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



7.  Loans               The following analysis summarizes the stratification of
    (Continued)         the loan portfolio by type of collateral and institution
                        as of May 31, 1999:

                                                                     Amortized
                                                     Number             Cost
                        Type of Collateral          of Loans           (000s)                 %
                        ---------------------------------------------------------------------------

                        Loans secured by a
                          first mortgage                  122         $  26,837            48.3%

                        Loans not secured by
                           a first mortgage                76            28,745            51.7
                        ---------------------------------------------------------------------------
                        Total Loans                       198         $  55,582           100.0%
                        ---------------------------------------------------------------------------

                                                                      Amortized
                                                     Number             Cost
                        Type of Institution         of Loans           (000s)                 %
                        ---------------------------------------------------------------------------
                        Private                           126         $  26,662            48.0%

                        Public                             72            28,920            52.0
                        ---------------------------------------------------------------------------
                        Total Loans                       198         $  55,582           100.0%
                        ---------------------------------------------------------------------------

                        The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.


                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


 7.  Loans              The collateral for Loans that are secured by a mortgage
     (Continued)        on real estate generally consists of special purpose
                        facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                        A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                        Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.



8.  Fair Value          SFAS No. 107, "Disclosures about Fair Value of Financial
    of Financial        Instruments," allows for the use of a wide range of
    Instruments         valuation techniques; therefore, it may be difficult to
                        compare the Trust's fair value information to public market information or to other fair value information.
                        Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.



                              See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


8.  Fair Value          Current market prices are not available for most of
    of Financial        the Trust's financial instruments since an active
    Instruments         market generally does not exist for such instruments.
    (Continued)         In accordance with the terms of the Indenture, the
                        Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.
                        Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                        The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 1999 are as follows:

                                                   Book Value           Fair Value
                                                     (000s)               (000s)
                        -----------------------------------------------------------

                        Loans                       $54,457*              $72,038

                        Investment Agreements:
                           Revenue Fund              14,477                15,717
                           Liquidity Fund             2,600                 3,490
                        -----------------------------------------------------------
                                                    $71,534               $91,245
                        ===========================================================

                        Bonds                       $57,667               $69,888
                        ===========================================================

                *Net of Allowance for Loan Losses of $1,125,000.


                              See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)



       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------
                    COLLEGE AND UNIVERSITY LOANS (76.1%)
                    ---------- A ---------
           $1,350   Albion College                                         3.00          10/01/2015         12.51           $720
               52   Albion College                                         3.00          11/01/1999         12.74             49
               65   Albright College                                       3.50          05/01/2001         11.70             58
              368   Alfred University                                      3.00          11/01/2007         12.41            254
               20   Allegheny College                                      3.00          07/01/1999         12.73             19
               61   Allegheny College                                      3.50          07/01/2001         12.83             53
              495   Alma College                                           3.00          04/01/2010         11.87            315
              260   Alverno College                                        3.375         10/01/2003         12.52            210
              160   American Graduate School of
                      International Management                             3.00          11/01/2010         12.59             99
              250   Anderson College                                       3.00          03/01/2010         13.02            151
              914   Appalachian State University                        3.00-3.625       07/01/2004         11.80            718
              352   Arizona State University                               3.50          10/01/2003         11.72            293
              207   Atlantic Union College                                 3.00          05/01/2023         12.68             90
            1,350   Augsburg College                                       3.00          04/01/2016         12.95            679
              778   Azusa Pacific University                               3.00          04/01/2017         12.96            381
                    ---------- B ---------
              630   Baptist College at Charleston                          3.00          03/01/2014         12.96            336
               83   Benedict College                                       3.00          11/01/2006         12.42             59
               16   Bethune-Cookman College                                3.00          10/01/2000         12.71             15
              273   Birmingham-Southern College                            3.00          10/01/2006         12.48            201
              440   Birmingham-Southern College                            3.00          10/01/2010         12.47            275
              130   Black Hills State College                              3.00          10/01/2005         11.76            100
              100   Black Hills State College                              3.00          10/01/2007         11.77             71
              889   Boston University                                      3.00          12/31/2022         11.87            409
              189   Bryan College                                          3.00          02/01/2010         12.68            117
               26   Buena Vista College                                    3.625         02/01/2001         13.45             22
              194   Buena Vista College                                    3.00          11/01/2009         12.41            126
                    ---------- C ---------
            2,110   California State University                            3.00          11/01/2012         10.57          1,357
              599   Carnegie - Mellon University                           3.00          11/01/2017         10.45            343
            1,905   Case Western Reserve University                        3.00          04/01/2016         10.54          1,110
               15   Centenary College of Louisiana                         2.875         10/01/1999         12.82             14
               92   Central Missouri State                                 3.125         07/01/2000         11.83             84
              200   Central Missouri State                                 3.50          07/01/2001         11.80            176
               59   Central Washington University                          3.50          10/01/1999         10.99             57
              614   Central Washington University                          3.75          10/01/2004         11.03            507
               36   Chaminade College of Honolulu                          3.50          10/01/2002         12.55             30




See accompanying accountants' compilation report and notes to financial statements.


                                                                              22




                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------

             $278   Chaminade College of Honolulu                          3.00          10/01/2011         12.47           $169
               86   Champlain College                                      3.00          10/01/2010         12.66             53
              219   Claflin College                                        3.00          11/01/2002         12.57            186
               46   Clark Atlanta University                               3.00          11/01/1999         12.75             44
            1,025   College of Charleston                                  3.00          07/01/2016         12.02            555
              575   College of St. Thomas                                  3.00          04/01/2017         12.95            282
              541   College of the Virgin Islands                          3.00          10/01/2004         11.83            424
              252   Colorado State University                              3.50          04/01/2001         12.17            231
              920   Colorado State University                              3.625         04/01/2005         11.98            707
              386   Community College of Rhode Island                      3.00          04/01/2018         12.10            197
              700   Concordia College                                      3.00          05/01/2011         12.64            425
               82   Contra Costa College                                   3.00          04/01/2009         12.34             53
               14   Cornell University                                     3.00          11/01/1999         10.84             14
              345   Curry College                                          3.00          04/01/2010         12.74            216
                    ---------- D ---------
               18   Dana College                                           3.50          04/01/2001         13.39             16
              325   Daniel Webster College                                 3.00          04/01/2019         12.99            150
              369   Dean Junior College                                    3.00          04/01/2016         12.96            192
               28   Dillard University                                     3.375         04/01/2002         13.41             24
               51   Dillard University                                     3.00          11/01/2000         12.68             47
            1,145   Drake University                                       3.00          10/01/2012         12.71            661
               20   Drexel University                                      3.75          05/01/2000         11.72             18
                    ---------- E ---------
              377   Eckerd College                                         3.50          07/01/2003         12.53            303
               46   Eckerd College                                         3.75          03/01/2005         13.04             34
              104   Emory University                                       3.375         07/01/2002         12.59             89
              215   Emory University                                       3.375         03/01/2003         13.25            170
              400   Emporia State University                               3.00          04/01/2009         12.33            259
                    ---------- F ---------
              259   Fairleigh Dickinson University                         3.50          11/01/2003         11.66            215
              114   Fairleigh Dickinson University                         3.00          11/01/2020         12.09             55
               26   Findlay College                                        3.375         07/01/2002         12.56             22
              340   Florida Atlantic University                            3.00          07/01/2006         11.85            247
               60   Florida Institute of Technology                        3.00          02/01/2006         13.17             42
              160   Foothill College                                       3.00          10/01/2006         11.76            118
              214   Fort Hays State University                             3.375         10/01/2002         11.74            182
               18   Fort Lewis College                                     3.125         10/01/1999         11.84             17
                    ---------- G ---------
              739   Gordon College                                         3.50          04/01/2013         12.84            423
            1,140   Grambling State University                          3.00-3.75        10/01/2005         11.70            875




See accompanying accountants' compilation report and notes to financial statements.


                                                                              23




                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------

                    ---------- H ---------
             $128   Hampshire College                                      3.00          11/01/2006         12.43            $92
              710   Harcum Junior College                                  3.00          11/01/2015         12.44            381
              430   Haverford College                                      3.625         11/01/2013         12.29            257
               35   High Point College                                     3.375         12/01/2002         11.63             28
              155   High Point College                                     3.00          12/01/2007         11.72            104
                    ---------- I ---------
              285   Indiana University                                     3.50          04/01/2000         11.56            262
              114   Inter American University of San Juan               2.75-3.00        12/01/2001         11.63             95
            1,025   Iowa State University of Ames                          3.00          07/01/2007         10.63            747
                    ---------- J ---------
              380   Jackson State University                               3.00          01/01/2007         12.50            260
               42   Jarvis Christian College                               3.50          04/01/2001         13.41             36
              545   Jarvis Christian College                               3.00          04/01/2019         12.96            254
                    ---------- K ---------
                3   Kansas Newman College                                  3.125         04/01/2000         13.71              3
              134   Kansas Newman College                                  3.00          04/01/2006         13.10             93
              200   Kansas State University                                3.375         04/01/2002         11.79            170
               36   Kansas State University                                3.50          04/01/2000         11.52             33
               18   Kent State University                                  2.875         12/01/1999         10.01             17
            1,260   Kent State University                                  3.00          12/01/2008         10.55            876
               52   Kenyon College                                         3.00          11/01/1999         10.69             51
               41   Kirksville College of Kirksville, Missouri             3.125         12/01/2000         11.63             36
              164   Knox College                                           3.00          05/01/2007         12.72            114
                    ---------- L ---------
              248   Laredo Junior College                                  3.00          08/01/2009         11.82            163
               88   Lawrence University                                    3.375         04/01/2002         13.34             73
               36   Linfield College                                       3.125         10/01/1999         12.80             34
              610   Long Island University                                 3.00          06/01/2016         12.34            315
              651   Long Island University                                 3.75          10/01/2005         12.42            496
              141   Louisiana State University                             3.50          07/01/2002         10.50            125
              400   Louisiana State University                             3.50          04/01/2002         11.10            345
               12   Louisiana Tech University                              3.50          04/01/2000         12.72             11
               90   Loyola University - Mundelein Branch                   3.125         10/01/2000         12.70             82
                    ---------- M ---------
              395   McKendree College                                      3.00          04/01/2007         13.07            265
               58   Medical College of Wisconsin                           3.00          10/01/1999         12.79             55
              729   Michigan State University                              3.00          05/01/2020         10.96            383
            1,370   Middlebury College                                     3.00          04/01/2018         12.87            713
               27   Midland Lutheran College                               3.50          04/01/2001         13.41             23
              217   Mississippi State University                           3.50          12/01/2001         10.82            190




See accompanying accountants' compilation report and notes to financial statements.


                                                                              24




                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------

             $100   Mississippi Valley State                               3.00          07/01/2008         11.89            $69
              508   Missouri Southern State College                        3.00          12/01/2008         10.56            350
              309   Missouri Western State College                         3.00          10/01/2008         11.77            212
              413   Montclair State College                                3.00          07/01/2008         11.32            285
              295   Monterey Peninsula College                             3.00          10/01/2018         11.95            148
              113   Montreat-Anderson College                              3.00          12/01/2019         12.19             56
              174   Moravian College                                       3.00          11/01/2000         12.67            158
               13   Morehouse College                                      2.875         07/01/1999         10.48             12
               83   Morehouse College                                      3.375         07/01/2001         10.57             74
              955   Morris College                                         3.00          11/01/2013         12.42            543
                    ---------- N ---------
              398   New England College                                    3.625         10/01/2013         12.37            239
              990   New England College                                    3.00          04/01/2019         12.96            461
              109   North Carolina Agriculture
                      and Technical State University                       3.75          07/01/2004         10.02             91
            1,005   North Carolina State University                        3.00          09/01/2006          8.02            831
               23   Northeastern University                                3.00          05/01/1999         13.10             22
                    ---------- O ---------
               84   Occidental College                                     3.50          10/01/2001         12.62             74
            2,135   Old Dominion University                                3.00          06/01/2013         11.70          1,251
              102   Ouachita Baptist University                            3.375         12/01/2002         11.63             84
                    ---------- P ---------
               50   Pacific University                                     3.50          10/01/2001         12.66             45
               37   Pacific University                                     3.00          11/01/1999         12.75             35
               27   Pan American University                                3.50          10/01/2000         11.00             25
              440   Point Loma Nazarene College                            3.75          04/01/2005         13.05            345
               66   Providence Hospital                                    3.375         01/01/2002         11.33             56
              440   Purdue University                                      3.50          07/01/2001         10.26            394
                    ---------- R ---------
              219   Riverside Hospital                                     3.00          04/01/2007         13.09            149
              648   Rivier College                                         3.625         04/01/2014         12.78            368
                    ---------- S ---------
              405   San Diego State University                             3.00          11/01/2021         11.93            194
              835   San Francisco State University                         3.00          11/01/2021         11.93            398
            1,130   Sarah Lawrence College                                 3.00          11/01/2021         12.64            520
              278   Scripps College                                        3.00          10/01/2005         12.51            209
              106   Simpson College                                        3.375         07/01/2001         12.18             92
                6   South Dakota State University                          3.125         04/01/2000         12.76              5
            1,435   South Dakota State University                          3.00          04/01/2016         12.31            758




See accompanying accountants' compilation report and notes to financial statements.


                                                                              25




                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------

              $17   South Plains Junior College District                   3.125         10/01/1999         11.85            $16
            1,045   Southeast Missouri State                               3.50          04/01/2005         12.32            790
              236   Southern Arkansas University                           3.75          10/01/2004         11.76            191
               16   Southern Nazarene University                           3.125         04/01/2000         13.60             14
               47   Spring Arbor College                                   3.00          11/01/2000         12.67             43
              167   Springfield College                                    3.00          05/01/2011         12.59            101
               63   St. Augustine's College                                3.00          11/01/2001         12.61             55
              196   St. Edward's University                                3.625         04/01/2013         12.80            114
              165   St. Francis College                                    3.50          05/01/2001         12.88            144
              336   St. Mary's University of San Antonio                   3.75          11/01/2002         12.47            286
              190   St. Michael's College                                  3.00          04/01/2008         13.06            126
              236   Stanford University                                    3.125         04/01/2002          9.82            209
              921   Stanford University                                    3.00          05/01/2024         10.40            460
               59   Stetson University                                     3.50          09/01/2001         12.48             53
               30   Stillman College                                       3.00          02/01/2007         13.24             21
            2,871   Suomi College (A)                                      3.00          08/01/2014         12.70            847
              160   Susquehanna University                                 3.00          11/01/2006         12.44            116
              410   Susquehanna University                                 3.625         11/01/2014         12.32            238
              138   Swarthmore College                                     3.00          11/01/2013         12.30             78
                    ---------- T ---------
              630   Taylor University                                      3.00          10/01/2010         12.45            394
              493   Temple University                                      3.375         11/01/2014         11.99            292
              271   Texas College                                          3.00          04/01/2007         13.09            183
              673   Texas Tech University                                  3.625         03/01/2013         10.80            431
            4,745   Texas Tech University                               3.375-3.50       03/01/2012         10.83          3,080
              128   Tougaloo College                                       3.00          06/01/2021         12.44             58
              661   Tufts University                                       3.625         10/01/2004         12.47            523
                    ---------- U ---------
            1,806   University of Alabama                                  3.00          05/01/2021         12.27            844
               51   University of Alaska                                   3.125         04/01/2001         12.63             45
              166   University of Arkansas at Monticello                   3.625         04/01/2004         12.40            131
               27   University of Chicago                                  3.50          12/01/2001         11.63             23
              928   University of Florida                                  3.00          01/01/2005         12.51            688
            1,010   University of Hawaii at Manoa                          3.00          10/01/2006         11.76            740
            1,082   University of Missouri at Columbia                     3.625         05/01/2004         11.63            876
               66   University of Missouri at Rolla                        3.50          05/01/2003         11.68             55
              245   University of Montevallo                               3.00          05/01/2023         12.30            109
              137   University of Nebraska                                 3.00          07/01/2013         10.59             85
              309   University of North Carolina                           3.50          07/01/2002         10.60            267
            1,375   University of North Carolina                           3.00          01/01/2018         11.49            720




See accompanying accountants' compilation report and notes to financial statements.


                                                                              26




                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


       Outstanding                                                        Stated                          Internal        Amortized
        Principal                                                        Interest        Maturity         Rate of       Cost (Notes
         Balance                 Description                              Rate %           Date           Return %        1 and 2)
       -----------  -------------------------------------               ---------        ----------       --------      ------------

           $1,710   University of Notre Dame                               3.00          04/01/2018         12.95           $815
               50   University of Pittsburgh                               3.00          11/01/1999          9.95             48
              280   University of Portland                                 3.00          04/01/2013         12.95            153
              439   University of Rochester                                3.375         10/01/2002         10.77            388
            1,090   University of Rochester                                3.00          10/01/2006         10.92            820
              903   University of South Dakota                             3.625         10/01/2013         11.74            555
            2,225   University of South Florida                            3.00          07/01/2013         11.97          1,289
              280   University of Steubenville                             3.375         04/01/2012         12.88            163
              323   University of Steubenville                             3.00          04/01/2017         12.96            158
            2,806   University of Vermont                                  3.00          10/01/2019         12.19          1,375
              100   University of Washington                               3.50          08/01/2000         11.06             92
              475   Utah State University                                  3.50          04/01/2002         11.76            405
                    ---------- V ---------
            1,024   Vanderbilt University                                  3.00          08/01/2005         10.69            797
              715   Vanderbilt University                                  3.00          06/30/2009         10.39            499
                    ---------- W ---------
              110   West Virginia Institute of Technology                  3.00          06/01/1999         11.66            104
              320   West Virginia Wesleyan College                         3.50          05/01/2002         13.43            264
              135   Western Carolina University                            3.75          11/01/2001         11.67            121
            1,360   Western Maryland College                               3.00          11/01/2016         12.44            712
              175   Western Washington University                          3.00          10/01/2007         11.16            127
               27   Whittier College                                       3.50          04/01/2001         13.53             24
                    ---------- X ---------
              560   Xavier University                                      3.00          10/01/2017         12.54            279
------------------                                                                                                  -------------
           88,892   Total College and University Loans                                                                    55,582
------------------

                    Allowance for Loan Losses                                                                              1,125
                                                                                                                    -------------

                    Net College and University Loans                                                                      54,457
                                                                                                                    -------------


                    INVESTMENT AGREEMENTS (23.9%)

            2,600   FNMA #787 Liquidity Fund                               8.00          12/01/2014          8.00          2,600
           14,477   FNMA #786 Revenue Fund                                 5.00          12/01/2014          5.00         14,477
------------------                                                                                                  -------------
           17,077   Total Investment Agreements                                                                           17,077
------------------                                                                                                  -------------
         $105,969   Total Investments (100.0%)                                                                           $71,534
==================                                                                                                  =============



(A) This institution has been placed on nonaccrual status as more fully described in Note 6.






See accompanying accountants' compilation report and notes to financial statements.


                                                                              27